Redeemable non-controlling interests (Detail Textuals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Temporary Equity [Line Items]
Percentage of simple interest on original issue price considered in redemption price	10.00%
XPT (Jiangsu) Automotive Technology Co., Ltd. ("XPT Auto")
Temporary Equity [Line Items]
Amount of total redeemable preferred share		¥ 1,269,900
Amount of consideration paid under redeemable preferred share	¥ 1,265,900
Amount of outstanding consideration paid under redeemable preferred share	¥ 4,000